FAIR VALUE MEASUREMENTS (Details Textual) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	$ 79,834	$ 317,627	$ 844,000